SUPPLEMENTDated March 4, 2004

  TO:

CALVERT SOCIALLY RESPONSIBLE FUNDS

PROSPECTUS

CSIF Balanced Portfolio

CSIF Equity Portfolio

CSIF Enhanced Equity Portfolio

CSIF Bond Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

CWVF International Equity Fund

Calvert New Vision Small Cap Fund

Prospectus dated: January 31, 2004

CALVERT INCOME FUND AND SHORT DURATION INCOME FUND

PROSPECTUS

Calvert Income Fund

Calvert Short Duration Income Fund

Prospectus dated: January 31, 2004

SUPPLEMENT TO PROSPECTUS

Calvert Tax-Free Reserves Limited-Term Portfolio

Calvert Tax-Free Reserves Long-Term Portfolio

Calvert National Municipal Intermediate Fund

Calvert Tax-Free Reserves Vermont Municipal Portfolio

Date of Prospectus: April 30, 2003

Calvert California Limited-Term Municipal Fund

  Date of Prospectus: December 31, 2003

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  The NAV Transfer Program from other load mutual funds will terminate as of March 31, 2004.   Accordingly, the section "Purchases Made with Redemption Proceeds from Another "Load" Mutual Fund"of Exhibit A to the above-referenced Prospectuses is deleted, effective March 31, 2004.